Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 16 - Fair Values of Financial Instruments

The Fair Value Measurements Topic (the Topic) establishes a hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Topic describes three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The fair values of securities available for sale are determined on a recurring basis by obtaining quoted prices on nationally recognized securities exchanges or pricing models utilizing significant observable inputs such as matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities, but rather by relying on the securities’ relationship to other benchmark quoted securities. Different judgment and assumptions used in pricing could result in different estimates of value. In certain cases where market data is not readily available because of lack of market activity or little public disclosure, values may be based on unobservable inputs and classified in Level 3 of the fair value hierarchy.

At the end of each reporting period, securities held in the investment portfolio are evaluated on an individual security level for other-than-temporary impairment in accordance with the Investments – Debt and Equity Securities Topic. Impairment is other-than-temporary if the decline in the fair value of the security is below its amortized cost and it is probable that all amounts due according to the contractual terms of a debt security will not be received. Significant judgments are required in determining impairment, which include making assumptions regarding the estimated prepayments, loss assumptions and the change in interest rates. The Bancorp considers the following factors when determining other-than-temporary impairment for a security: the length of time and the extent to which the market value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the underlying fundamentals of the relevant market and the outlook for such market for the near future; an assessment of whether the Bancorp (1) has the intent to sell the debt securities or (2) more likely than not will be required to sell the debt securities before their anticipated market recovery. If either of these conditions are met, management will recognize other-than-temporary impairment. If, in management’s judgment, an other-than-temporary impairment exists, the cost basis of the security will be written down for the credit loss, and the unrealized loss will be transferred from accumulated other comprehensive loss as an immediate reduction of current earnings.

For the year ended December 31, 2011, the Bancorp’s management utilized a specialist to perform an other-than-temporary impairment analysis for each of its four pooled trust preferred securities. The analysis utilizes analytical models used to project future cash flows for the pooled trust preferred securities based on current assumptions for prepayments, default and deferral rates, and recoveries. The projected cash flows are than tested for impairment consistent with the Investments – Other Topic and the Investments – Debt and Equity Securities Topic. The other-than-temporary impairment testing compares the present value of the cash flows from quarter to quarter to determine if there is a “favorable” or “adverse” change. Other-than-temporary impairment is recorded if the projected present value of cash flows is lower than the book value of the security. To perform the quarterly other-than-temporary impairment analysis, management utilizes current reports issued by the trustee, which contain principal and interest tests, waterfall distributions, note valuations, collection detail and credit ratings for each pooled trust preferred security. In addition, a detailed review of the performing collateral was performed. The review of the collateral began with a review of financial information provided by SNL Financial, a comprehensive database, widely used in the industry, which gathers financial data on banks and thrifts from U.S. GAAP financial statements for public companies (annual and quarterly reports on Forms 10-K and 10-Q), as well as regulatory reports for private companies, including consolidated financial statements for bank holding companies (FR Y-9C reports) and parent company-only financial statements for bank holding companies (FR Y-9LP reports) filed with the Federal Reserve andbank call reports filed with the FDIC and OCC. Using the information sources described above, for each bank and thrift examined, the following items were examined: nature of the issuer’s business, years of operating history, corporate structure, loan composition and loan concentrations, deposit mix, asset growth rates, geographic footprint and local economic environment. The issuers’ historical financial performance was reviewed and their financial ratios were compared to appropriate peer groups of regional banks or thrifts with similar asset sizes. The analysis focused on six broad categories: profitability (revenue streams and earnings quality, return on assets and shareholder’s equity, net interest margin and interest rate sensitivity), credit quality (charge-offs and recoveries, non-current loans and total non-performing assets as a percentage of total loans, loan loss reserve coverage and the adequacy of the loan loss provision), operating efficiency (noninterest expense compared to total revenue), capital adequacy (Tier-1, total capital and leverage ratios and equity capital growth), leverage (tangible equity as a percentage of tangible assets, short-term and long-term borrowings and double leverage at the holding company) and liquidity (the nature and availability of funding sources, net non-core funding dependence and quality of deposits). In addition, for publicly traded companies, stock price movements were reviewed and the market price of publicly traded debt instruments was examined. The other-than-temporary impairment analysis indicated that the Bancorp’s four pooled trust preferred securities had aggregate additional other-than-temporary impairment in the amount of $1,200, for the year ending December 31, 2011.

The table below shows the credit loss roll forward for the Bancorp’s pooled trust preferred securities that have been classified with other-than-temporary impairment:

(Dollars in thousands)
Collateralized debt obligations other-than-temporarily impaired
Ending balance - December 31, 2010	$264
Additions not previously recognized	1
Ending balance - December 31, 2011	$265

Below is a table containing information regarding the Bancorp’s pooled trust preferred securities as of December 31, 2011:

Cusip	74043CAC1	74042TAJ0	01449TAB9	01450NAC6
Deal name	PreTSL XXIV	PreTSL XXVII	Alesco IX	Alesco XVII
Class	B-1	C-1	A-2A	B
Book value	$1,256,972	$1,296,077	$1,308,686	$1,351,903
Fair value	230,053	204,187	588,750	337,653
Unrealized gains/(losses)	(1,026,919)	(1,091,890)	(719,936)	(1,014,250)
Lowest credit rating assigned	Caa3	C	CCC-	C
Number of performing banks	49	26	53	44
Number of performing insurance companies	13	7	10	n/a
Number of issuers in default	17	9	1	1
Number of issuers in deferral	14	7	12	11
Defaults & deferrals as a % of performing collateral	52.11%	39.16%	20.72%	32.01%
Subordination:
As a % of performing collateral	-15.47%	-22.89%	31.68%	4.44%
As a % of performing collateral - adjusted for projected future defaults	-19.78%	-29.22%	28.54%	-1.88%
Other-than-temporary impairment model assumptions:
Defaults:
Year 1 - issuer average	1.60%	1.90%	2.00%	3.00%
Year 2 - issuer average	1.00%	1.50%	1.20%	1.60%
Year 3 - issuer average	1.00%	1.50%	1.20%	1.60%
> 3 Years - issuer average	(1)	(1)	(1)	(1)
Discount rate - 3 month Libor, plus implicit yield spread at purchase	1.48%	1.23%	1.27%	1.44%
Recovery assumptions	(2)	(2)	(2)	(2)
Prepayments	0.00%	0.00%	0.00%	0.00%
Other-than-temporary impairment	$41,100	$132,000	$30,450	$61,950

(1) - Default rates > 3 years are evaluated on a issuer by issuer basis and range from 0.25% to 5.00%.

(2) - Recovery assumptions are evaluated on a issuer by issuer basis and range from 0% to 15% with a five year lag.

In the table above, the Bancorp’s subordination for each trust preferred security is calculated by taking the total performing collateral and subtracting the sum of the total collateral within the Bancorp’s class and the total collateral within all senior classes, and then stating this result as a percentage of the total performing collateral. This measure is an indicator of the level of collateral that can default before potential cash flow disruptions may occur. In addition, management calculates subordination assuming future collateral defaults by utilizing the default/deferral assumptions in the Bancorp’s other-than-temporary impairment analysis. Subordination assuming future default/deferral assumptions is calculated by deducting future defaults from the current performing collateral. At December 31, 2011, management reviewed the subordination levels for each security in context of the level of current collateral defaults and deferrals within each security; the potential for additional defaults and deferrals within each security; the length of time that the security has been in “payment in kind” status; and the Bancorp’s class position within each security.

Management calculated the other-than-temporary impairment model assumptions based on the specific collateral underlying each individual security. The following assumption methodology was applied consistently to each of the four pooled trust preferred securities: For collateral that has already defaulted, no recovery was assumed; no cash flows were assumed from collateral currently in deferral, with the exception of the recovery assumptions. The default and recovery assumptions were calculated based on the detailed collateral review. The discount rate assumption used in the calculation of the present value of cash flows is based on the discount margin (i.e., credit spread) at the time each security was purchased using the original purchase price. The discount margin is then added to the appropriate 3-month LIBOR forward rate obtained from the forward LIBOR curve.

At December 31, 2011, three of the trust preferred securities with a cost basis of $3.9 million have been placed in “payment in kind” status. The Bancorp’s securities that are classified as “payment in kind” are a result of not receiving the scheduled quarterly interest payments. For the securities in “payment in kind” status, management anticipates to receive the unpaid contractual interest payments from the issuer, because of the self correcting cash flow waterfall provisions within the structure of the securities. When a tranche senior to the Bancorp’s position fails the coverage test, the Bancorp’s interest cash flows are paid to the senior tranche and recorded as a reduction of principal. The coverage test represents an over collateralization target by stating the balance of the performing collateral as a percentage of the balance of the Bancorp’s tranche, plus the balance of all senior tranches. The principal reduction in the senior tranche continues until the appropriate coverage test is passed. As a result of the principal reduction in the senior tranche, more cash is available for future payments to the Bancorp’s tranche. Consistent with the Investments – Debt and Equity Securities Topic, management considered the failure of the issuer of the security to make scheduled interest payments in determining whether a credit loss existed. Management will not capitalize the “payment in kind” interest payments to the book value of the securities and will keep these securities in non-accrual status until the quarterly interest payments resume.

Assets and Liabilities Measured at Fair Values on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis are summarized below:

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$15,648	$-	$15,648	$-
CMO and residential mortgage-backed securities	111,197	-	111,197	-
Municipal securities	58,756	-	58,756	-
Collateralized debt obligations	1,361	-	-	1,361
Total available-for-sale securities	$186,962	$-	$185,601	$1,361

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available-for-sale securities
U.S. government sponsored entities	$4,169	$-	$4,169	$-
CMO and residential mortgage-backed securities	97,142	-	97,142	-
Municipal securities	39,365	-	39,365	-
Collateralized debt obligations	1,379	-	-	1,379
Total available-for-sale securities	$142,055	$-	$140,676	$1,379

Reconciliation of available-for-sale securities, which require significant adjustment based on unobservable data, are presented below:

(Dollars in thousands)	Estimated Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Available-for- sale securities
Total realized/unrealized (losses)/gains, January 1, 2010	1,350
Included in earnings	(128)
Included in other comprehensive income	157
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2010	1,379

Total realized/unrealized (losses)/gains
Included in earnings	(1)
Included in other comprehensive income	(17)
Transfers in and/or (out) of Level 3	-
Ending balance, December 31, 2011	$1,361

Assets and Liabilities Measured at Fair Values on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans	$20,064	$-	$-	$20,064
Foreclosed real estate	2,217	-	-	2,217

		(Dollars in thousands)
		Estimated Fair Value Measurements at December 31, 2010 Using
	December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans	$23,219	$-	$-	$23,219
Foreclosed real estate	2,920	-	-	2,920

The fair value of impaired loans with specific allocations of the allowance for loan losses or loans for which charge-offs have been taken is generally based on the present value of future cash flows or, for collateral dependent loans, based on recent real estate appraisals. Appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. The unpaid principal balance of impaired loans was approximately $21.7 million and the related specific reserves totaled approximately $1.6 million, resulting in a fair value of impaired loans totaling approximately $20.1 million, at December 31, 2011. The unpaid principal balance of impaired loans was approximately $26.0 million and the related specific reserves totaled approximately $2.8 million, resulting in a fair value of impaired loans totaling approximately $23.2 million, at December 31, 2010. Fair value is determined, where possible, using market prices derived from an appraisal or evaluation, which are considered to be Level 2 inputs. However, certain assumptions and unobservable inputs are often used by the appraiser, therefore, qualifying the assets as Level 3 in the fair value hierarchy. The fair value of foreclosed real estate is similarly determined by using the results of recent real estate appraisals.

The following table shows fair values and the related carrying values of financial instruments as of the dates indicated. Items that are not financial instruments are not included.

	(Dollars in thousands)
	December 31, 2011
	Carrying	Estimated
	Value	Fair Value
Financial assets:
Cash and cash equivalents	$26,367	$26,367
Securities available-for-sale	186,962	186,962
Loans held-for-sale	-	-
Loans receivable, net	393,396	394,385
Federal Home Loan Bank stock	3,086	3,086
Accrued interest receivable	2,554	2,554

Financial liabilities:
Demand and savings deposits	349,959	349,959
Certificates of deposit	176,922	177,240
Repurchase agreements	15,395	15,407
Borrowed funds	36,618	37,270
Accrued interest payable	67	67

	(Dollars in thousands)
	December 31, 2010
	Carrying	Estimated
	Value	Fair Value
Financial assets:
Cash and cash equivalents	$10,938	$10,938
Securities available-for-sale	142,055	142,055
Securities held-to-maturity	18,397	19,038
Loans held-for-sale	422	428
Loans receivable, net	409,112	472,307
Federal Home Loan Bank stock	3,381	3,381
Accrued interest receivable	2,591	2,591

Financial liabilities:
Demand and savings deposits	321,825	321,825
Certificates of deposit	198,446	198,799
Repurchase agreements	16,074	16,088
Borrowed funds	32,544	32,983
Accrued interest payable	81	81

For purposes of the above disclosures of estimated fair value, the following assumptions were used as of December 31, 2011 and 2010. The estimated fair value for cash and cash equivalents, Federal Home Loan Bank stock, demand and savings deposits, and accrued interest receivable and payable are considered to approximate carrying book value. The fair value of securities available-for-sale and held-to-maturity are obtained from broker pricing. The estimated fair value for loans is based on estimates of the rate the Bancorp would charge for similar such loans at December 31, 2011 and 2010, applied for the time period until estimated repayment. For commercial loans, the fair value includes a liquidity adjustment to reflect current market conditions. The estimated fair value for certificates of deposit are based on estimates of the rate the Bancorp would pay on such deposits at December 31, 2011 and 2010, applied for the time period until maturity. The estimated fair value for repurchase agreements and other borrowed funds is based on current rates for similar financings. The estimated fair value of other financial instruments, and off-balance sheet loan commitments approximate cost and are not considered significant to this presentation.